Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

26. COMMITMENTS AND CONTINGENCIES

As of the date of the consolidated financial statements, the Group is contingently liable for the following:

•        Letters of Credit amounting to USD 6,550 thousand to the order of reinsurance companies for collateralizing insurance contract liabilities in accordance with the reinsurance arrangements (31 December 2020: USD 7,994 thousand).

•        Letter of Guarantee amounting to USD 327 thousand to the order of Friends Provident Life Assurance Limited for collateralizing a rent payment obligation in one of the Group entity’s office premises (31 December 2020: USD 321 thousand).

•        In 2021, the Group signed a legally non-binding agreement with the University of California, San Francisco Foundation to contribute an amount of USD 1,250 thousand in five instalments over five years to support cancer research projects. As at 31 December 2021, the Group has paid USD 250 thousand and the remaining four instalments amounted to USD 1,000,000 shall be made equally over the years from 2022 to 2025.

Litigations

The Group was engaged in an arbitration proceeding at 31 December 2020 with certain reinsurers represented by an underwriting agent (“agent”) with respect to certain matters related to the Group’s outward reinsurance programme for the years 2012 to 2017.

The Group commenced the arbitration proceeding with the agent for these reinsurers after they failed to make payment of approximately USD 5.7 million which the Group believes is due from them (based on figures as at 30 June 2019). As at 31 December 2020, the Group was seeking to recover approximately USD 15.3 million from the reinsurers, plus interest and legal costs. In response, the agent alleged that certain matters were not adequately disclosed and was seeking to void the policies. The Group believes that the allegations were without merit and committed to vigorously defend itself in this matter. Accordingly, no provision for any liability was recorded in the prior year consolidated financial statements as at 31 December 2020. The arbitration hearing was scheduled for April 2021.

Before the start of the final hearing in April 2021, the matters under arbitration were resolved (and the arbitration discontinued) between the Group and reinsurers. The outward reinsurance policies remain in full force and effect. The resolution has no material impact on the Group’s business, results of operations or financial condition.